111 South Wacker Drive, 34th Floor
Chicago, IL 60606-4302
harborfunds.com

Supplement to Statement of Additional Information dated December 1, 2019

Harbor Bond Fund
December 12, 2019
The following information regarding Pacific Investment Management Company LLC, the subadviser for Harbor Bond Fund, is hereby replaced:
Other Accounts Managed
The portfolio managers who are primarily responsible for the day-to-day management of the Fund also manage other registered investment companies, other pooled investment vehicles and/or other accounts, (collectively, the “Portfolios”) as indicated below. The following table identifies, as of October 31, 2018, (unless otherwise noted): (i) the number of other registered investment companies, pooled investment vehicles and other accounts managed by the portfolio manager(s) of the Fund; (ii) the total assets of such companies, vehicles and accounts, and (iii) the number and total assets of such companies, vehicles and accounts with respect to which the advisory fee is based on performance.
	Other Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	# of Accounts	Total Assets (in millions)	# of Accounts	Total Assets (in millions)	# of Accounts	Total Assets (in millions)
HARBOR BOND FUND
Scott A. Mather
All Accounts	23	$107,750	20	$11,843	85	$29,607
Accounts where advisory fee is based on account performance (subset of above)	0	—	0	—	4	2,052
Mark R. Kiesel
All Accounts	21	134,032	64	68,190	123	64,468
Accounts where advisory fee is based on account performance (subset of above)	0	—	12	10,426	13	4,260
Mohit Mittal
All Accounts*	15	30,700	18	19,665	132	79,400
Accounts where advisory fee is based on account performance (subset of above)*	0	—	3	3,108	5	950
* As of October 31, 2019
Pacific Investment Management
Company, LLC
SECURITIES OWNERSHIP
As of October 31, 2018, Messrs. Mather and Kiesel did not beneficially own any shares of Harbor Bond Fund. As of October 31, 2019 Mr. Mittal did not beneficially own any shares of Harbor Bond Fund.
Investors Should Retain This Supplement For Future Reference
S1219.SAI.1219
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